Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Before Taxes:
Domestic	$ (63,586)	$ (78,485)	$ 59,346
Foreign	0	0	0
Total income (loss) before income taxes	$ (63,586)	$ (78,485)	$ 59,346